FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current
Marketable securities	$1,139	$1,227
Restricted cash	184	214
Derivative assets	153	133
Loans and notes receivable	324	257
Other financial assets (1)	57	148
Total current	$1,857	$1,979
Non-current
Marketable securities	$2,743	$2,682
Restricted cash	245	245
Derivative assets	606	507
Loans and notes receivable	6,010	5,500
Other financial assets (1)	1,968	1,995
Total non-current	$11,572	$10,929
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(1)Other financial assets include secured debentures, asset-backed securities and convertible preferred shares.